UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     November 9, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $45,485 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2299    44960 SH       SOLE                    44960
ACCENTURE LTD                  COM              G1151C101     3418    64880 SH       SOLE                    64880
APPLE INC                      COM              037833100     4701    12327 SH       SOLE                    12327
BECTON DICKINSON               COM              075887109     1610    21955 SH       SOLE                    21955
BERKSHIRE HATHAWAY 'B'         COM              084670702     3123    43960 SH       SOLE                    43960
CHECK POINT                    COM              M22465104     3383    64120 SH       SOLE                    64120
FRANKLIN RESOURCES             COM              354613101     1411    14750 SH       SOLE                    14750
GENERAL DYNAMICS               COM              369550108     1754    30825 SH       SOLE                    30825
GILEAD SCIENCES                COM              375558103     1433    36925 SH       SOLE                    36925
GOOGLE                         COM              38259P508     2666     5177 SH       SOLE                     5177
GRAINGER WW                    COM              384802104     1651    11039 SH       SOLE                    11039
HARRIS CORP                    COM              413875105     1896    55495 SH       SOLE                    55495
HILL ROM HLDGS                 COM              431475102      911    30355 SH       SOLE                    30355
MCKESSON CORP                  COM              58155Q103     2336    32135 SH       SOLE                    32135
MICROSOFT                      COM              594918104     2787   111992 SH       SOLE                   111992
NIKE INC CLASS B               COM              654106103     2160    25265 SH       SOLE                    25265
NORDSON CORP                   COM              655663102      748    18830 SH       SOLE                    18830
PEPSICO INC.                   COM              713448108     2027    32745 SH       SOLE                    32745
QUALCOMM                       COM              747525103     1528    31420 SH       SOLE                    31420
VARIAN MED SYS                 COM              92220P105     1050    20130 SH       SOLE                    20130
VISA INC                       COM              92826C839     2593    30245 SH       SOLE                    30245